Convertible Notes and Note Payable (Details) - Schedule of convertible notes, debt balances - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Notes payable, current portion	$ 16,718
Notes payable, net of current portion	18,311
Unamortized loan discount	(62)	$ (657)
Convertible notes, current portion		30,525
Total	34,967	29,868
Unamortized debt issuance cost recorded as an asset	295	1,132
SVB March 2021 Note [Member]
Debt Instrument [Line Items]
Notes payable, current portion	12,000	31,050
Notes payable, net of current portion	10,050
Unamortized loan discount	(62)	(1,086)
Carrying value		29,964
Total	21,988
Unamortized debt issuance cost recorded as an asset
SCI June 2021 Note [Member]
Debt Instrument [Line Items]
Notes payable, current portion	4,718
Notes payable, net of current portion	8,261
Unamortized loan discount
Convertible notes, current portion		15,525
Total	12,979	15,525
Unamortized debt issuance cost recorded as an asset	$ 295	1,132
SNAP June 2020 Note [Member]
Debt Instrument [Line Items]
Unamortized loan discount		(657)
Convertible notes, current portion		15,000
Total		14,343
Unamortized debt issuance cost recorded as an asset